Schedule of Investments - September 30, 2019
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 97.33%	Held	Value
COMMUNICATION SERVICES - 5.45%
Media - 5.45%
CBS Corp.	190,900	$7,706,633
Discovery, Inc. (a)	1,227,900	30,230,898
The Interpublic Group of Companies, Inc.	252,400	5,441,744
News Corp.	1,009,100	14,046,672
TOTAL COMMUNICATION SERVICES		57,425,947

CONSUMER DISCRETIONARY - 13.80%
Auto Components - 7.22%
Adient PLC (a)	759,400	17,435,824
The Goodyear Tire & Rubber Company	2,450,000	35,292,250
Magna International, Inc.	436,300	23,267,879
		75,995,953
Automobiles - 0.58%
Harley-Davidson, Inc.	170,500	6,132,885

Household Durables - 1.74%
TRI Pointe Group, Inc. (a)	1,217,200	18,306,688

Specialty Retail - 4.26%
Bed Bath & Beyond, Inc.	2,007,200	21,356,608
Office Depot, Inc.	13,417,100	23,547,011
		44,903,619
TOTAL CONSUMER DISCRETIONARY		145,339,145

CONSUMER STAPLES - 2.02%
Food Products - 2.02%
Bunge Ltd.	375,100	21,238,162
TOTAL CONSUMER STAPLES		21,238,162

ENERGY - 17.48%
Energy Equipment & Services - 2.89%
C&J Energy Services, Inc. (a)	1,813,300	19,456,709
Frank's International NV (a)	860,800	4,088,800
McDermott International, Inc. (a) (i) (l)	2,011,333	4,062,893
National Oilwell Varco, Inc.	113,300	2,401,960
Superior Energy Services, Inc. (a) (i)	3,508,100	456,053
		30,466,415
Oil, Gas & Consumable Fuels - 14.59%
Apache Corp.	543,100	13,903,360
Cairn Energy PLC (a) (v)	18,546,700	43,681,764
Hess Corp.	47,400	2,866,752
Kosmos Energy Ltd.	9,323,800	58,180,512
Marathon Oil Corp.	181,800	2,230,686
Murphy Oil Corp.	331,500	7,329,465
Whiting Petroleum Corp. (a)	3,173,525	25,483,406
		153,675,945
TOTAL ENERGY		184,142,360

FINANCIALS - 24.42%
Banks - 13.11%
CIT Group, Inc.	696,324	31,550,440
Citizens Financial Group, Inc.	1,343,800	47,530,206
Fifth Third Bancorp	289,200	7,918,296
First Horizon National Corp.	484,100	7,842,420
KeyCorp	173,000	3,086,320
Popular, Inc.	743,300	40,197,664
		138,125,346
Capital Markets - 1.78%
Evercore, Inc.	59,700	4,781,970
Lazard Ltd.	163,000	5,705,000
State Street Corp.	138,900	8,221,491
		18,708,461
Consumer Finance - 1.96%
Discover Financial Services	152,400	12,358,116
SLM Corp.	936,800	8,267,260
		20,625,376

Diversified Financial Services - 2.32%
AXA Equitable Holdings, Inc.	1,104,300	24,471,288

Insurance - 5.25%
Alleghany Corp. (a)	10,300	8,216,928
CNO Financial Group, Inc.	1,874,700	29,676,501
Enstar Group Ltd. (a)	91,900	17,453,648
		55,347,077
TOTAL FINANCIALS		257,277,548

HEALTH CARE - 0.56%
Health Care Equipment & Supplies - 0.56%
Zimmer Biomet Holdings, Inc.	43,000	5,902,610
TOTAL HEALTH CARE		5,902,610

INDUSTRIALS - 13.65%
Aerospace & Defense - 2.69%
Embraer SA - ADR	1,641,300	28,312,425

Air Freight & Logistics - 2.71%
Royal Mail PLC (v)	11,012,200	28,592,441

Airlines - 0.54%
JetBlue Airways Corp. (a)	336,800	5,641,400

Construction & Engineering - 1.13%
Fluor Corp.	624,000	11,937,120

Machinery - 3.05%
CNH Industrial NV	1,196,800	12,147,520
Navistar International Corp. (a)	712,200	20,019,942
		32,167,462
Road & Rail - 3.53%
AMERCO	77,700	30,306,108
Avis Budget Group, Inc. (a)	243,800	6,889,788
		37,195,896
TOTAL INDUSTRIALS		143,846,744

INFORMATION TECHNOLOGY - 11.28%
Communications Equipment - 1.82%
CommScope Holding Company, Inc. (a)	977,800	11,498,928
Telefonaktiebolaget LM Ericsson - ADR	959,800	7,659,204
		19,158,132
Electronic Equipment, Instruments & Components - 5.34%
Arrow Electronics, Inc. (a)	131,300	9,792,354
Avnet, Inc.	558,100	24,827,078
Corning, Inc.	756,600	21,578,232
		56,197,664
Technology Hardware, Storage & Peripherals - 4.12%
Hewlett Packard Enterprise Company	2,863,200	43,434,744
TOTAL INFORMATION TECHNOLOGY		118,790,540

REAL ESTATE - 2.58%
Equity Real Estate Investment Trusts - 2.58%
Colony Capital, Inc.	1,854,100	11,161,682
The GEO Group, Inc.	921,050	15,971,007
TOTAL REAL ESTATE		27,132,689

UTILITIES - 6.09%
Electric Utilities - 1.81%
PPL Corp.	606,500	19,098,685

Independent Power and Renewable Electricity Producers - 4.28%
NRG Energy, Inc.	551,600	21,843,360
Vistra Energy Corp.	870,200	23,260,446
		45,103,806
TOTAL UTILITIES		64,202,491

Total common stocks (Cost $1,228,178,668)		1,025,298,236

Total long-term investments (Cost $1,228,178,668)		1,025,298,236

COLLATERAL FOR SECURITIES ON LOAN - 0.30%
Money Market Funds - 0.30%
Invesco Government & Agency Portfolio - Institutional Class, 1.83%^	3,129,471	3,129,471
Total collateral for securities on loan (Cost $3,129,471)		3,129,471

	Principal
SHORT-TERM INVESTMENTS - 3.03%	Amount
Time Deposits - 3.03%
Banco Santander SA, 1.25%, 10/01/2019 *	$31,896,256		31,896,256
Brown Brothers Harriman & Co., 0.38%, 10/01/2019 *	GBP	210	258
Total short-term investments (Cost $31,896,512)			31,896,514

Total investments - 100.66% (Cost $1,263,204,651)			1,060,324,221

Liabilities in excess of other assets - (0.66)%			(6,914,645)

Net assets - 100.00%			$1,053,409,576

(a)	-	Non-income producing security.
(i)	-	Illiquid security. The total market value of these securities was $4,518,946, which represented 0.43% of net assets.
(l)	-
All or a portion of this security is on a loan. The total market value of securities on loan was $3,016,999. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v)	-
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $72,274,205 which represented 6.86% of net assets.  See Security Valuation below.

ADR	-	American Depositary Receipt
GBP	-	British Pound
^	-	Rate shown is the 7-day yield as of September 30, 2019.
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$953,024,031
Money Market Funds	3,129,471
Time Deposits	31,896,514
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	43,681,764
Industrials	28,592,441
Level 3 --- Significant unobservable inputs	-

Total Investments	$1,060,324,221

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.